INCOME TAXES (Details 3) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net loss carryforward	90,983	71,564
Pre-opening expenses	393	1,405
Deferred revenue	48,960	37,688
Deferred rent	5,450	4,200
Unfavorable lease	3,698	2,704
Bad debt provision	1,892	796
Accrual for customer loyalty program	3,765	3,241
Accrued payroll	2,001	3,248
Share-based compensation	12,267	10,422
Others	1,354	193
Valuation allowance	(51,596)	(36,283)
Total deferred tax assets	119,167	99,178
Deferred tax liabilities:
Favorable lease	24,340	18,670
Capitalized interest	1,601	1,836
Others	281	1,829
Total deferred tax liabilities	26,222	22,335
Deferred tax assets are analyzed as:
Current	51,759	44,231
Non-Current	67,408	54,947
Deferred tax liabilities are analyzed as:
Current	151
Non-current	26,071	22,335